Intangible Assets, Net - Schedule of Intangible Assets (Details) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount	¥ 31,265,466	¥ 27,452,566
Accumulated Amortization	(10,833,594)	(10,012,674)
Net Carrying Amount	9,426,569	17,439,892
Termination Amount	(11,005,303)
Yunmao [Member] | Franchise agreement [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount	19,900,000	19,900,000
Accumulated Amortization	(8,894,697)	(7,236,364)
Net Carrying Amount		¥ 12,663,636
Estimated Useful Life Year	11 years	11 years
Termination Amount	¥ (11,005,303)
Mengwei [Member] | Franchise agreement [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount		¥ 2,200,000
Accumulated Amortization		(2,200,000)
Net Carrying Amount
Estimated Useful Life Year		1 year 6 months
YJW [Member] | Customer relationship [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount	2,300,000	¥ 2,300,000
Accumulated Amortization	(520,239)	(191,667)
Net Carrying Amount	¥ 1,779,761	¥ 2,108,333
Estimated Useful Life Year	7 years	7 years
Termination Amount
KeKe [Member] | Customer relationship [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount	1,000,000	¥ 1,000,000
Accumulated Amortization	(226,190)	(83,333)
Net Carrying Amount	¥ 773,810	¥ 916,667
Estimated Useful Life Year	7 years	7 years
Termination Amount
Lishang [Member] | Customer relationship [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount	1,500,000	¥ 1,500,000
Accumulated Amortization	(500,000)	(200,000)
Net Carrying Amount	¥ 1,000,000	¥ 1,300,000
Estimated Useful Life Year	5 years	5 years
Termination Amount
Lin’s [Member] | Customer relationship [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount	339,470	¥ 339,470
Accumulated Amortization	(130,132)	(62,238)
Net Carrying Amount	¥ 209,338	¥ 277,232
Estimated Useful Life Year	5 years	5 years
Termination Amount
Lin’s [Member] | Brand name [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount	213,096	¥ 213,096
Accumulated Amortization	(81,691)	(39,072)
Net Carrying Amount	¥ 131,405	¥ 174,024
Estimated Useful Life Year	5 years	5 years
Termination Amount
Yuli [Member] | Customer relationship [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount	2,400,000
Accumulated Amortization	(300,000)
Net Carrying Amount	¥ 2,100,000
Estimated Useful Life Year	4 years
Termination Amount
Cook SF [Member] | Brand name [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount	3,612,900
Accumulated Amortization	(180,645)
Net Carrying Amount	¥ 3,432,255
Estimated Useful Life Year	10 years
Termination Amount